Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020			$ 52,252	$ (35,335)	$ 16,917
Balance, shares at Dec. 31, 2020		728,485
Fair value of warrants issued:
Stock-based compensation expense			2,658		2,658
Net loss				(20,288)	(20,288)
In business combination			172		172
For purchase of assets			136		136
Issuance of Common Stock:
In follow-on public offering, net of issuance costs			25,362		25,362
In follow-on public offering, net of issuance costs, shares		184,000
To consultants for services			20		20
To consultants for services, shares		107
Exercise of stock options			330		$ 330
Exercise of stock options, shares		8,000			8,000	[1]
To consultants for services			232		$ 232
Balance at Dec. 31, 2021			81,162	(55,623)	25,539
Balance, shares at Dec. 31, 2021		920,592
Fair value of warrants issued:
To consultants for services			222		222
Stock-based compensation expense			609		609
Net loss				(5,331)	(5,331)
Balance at Mar. 31, 2022			81,993	(60,954)	21,039
Balance, shares at Mar. 31, 2022		920,592
Balance at Dec. 31, 2021			81,162	(55,623)	25,539
Balance, shares at Dec. 31, 2021		920,592
Fair value of warrants issued:
Net loss					(17,756)
Balance at Sep. 30, 2022			83,235	(73,380)	9,855
Balance, shares at Sep. 30, 2022		920,592
Balance at Dec. 31, 2021			81,162	(55,623)	25,539
Balance, shares at Dec. 31, 2021		920,592
Fair value of warrants issued:
Stock-based compensation expense			2,396		2,396
Net loss				(23,845)	(23,845)
In business combination
For purchase of assets
Issuance of Common Stock:
To consultants for services			711		$ 711
Exercise of stock options, shares	[1]
Balance at Dec. 31, 2022			84,269	(79,468)	$ 4,801
Balance, shares at Dec. 31, 2022		920,592
Balance at Mar. 31, 2022			81,993	(60,954)	21,039
Balance, shares at Mar. 31, 2022		920,592
Fair value of warrants issued:
To consultants for services			131		131
Stock-based compensation expense			661		661
Net loss				(6,992)	(6,992)
Balance at Jun. 30, 2022			82,785	(67,946)	14,839
Balance, shares at Jun. 30, 2022		920,592
Fair value of warrants issued:
To consultants for services			100		100
Stock-based compensation expense			350		350
Net loss				(5,434)	(5,434)
In business combination
For purchase of assets
For purchase of assets, shares
Balance at Sep. 30, 2022			83,235	(73,380)	9,855
Balance, shares at Sep. 30, 2022		920,592
Balance at Dec. 31, 2022			84,269	(79,468)	4,801
Balance, shares at Dec. 31, 2022		920,592
Fair value of warrants issued:
To consultants for services			625		625
Stock-based compensation expense			306		306
Net loss				(1,703)	(1,703)
For purchase of assets			116		116
For purchase of assets, shares		10,000
Issuance of Common Stock:
In follow-on public offering, net of issuance costs
In follow-on public offering, net of issuance costs, shares		80,000
Upon exercise of warrants			2,848		2,848
Upon exercise of warrants, shares		186,666
Balance at Mar. 31, 2023			88,164	(81,171)	6,993
Balance, shares at Mar. 31, 2023		1,197,258
Balance at Dec. 31, 2022			84,269	(79,468)	4,801
Balance, shares at Dec. 31, 2022		920,592
Fair value of warrants issued:
Net loss					(9,324)
Balance at Sep. 30, 2023			88,838	(88,792)	46
Balance, shares at Sep. 30, 2023		1,197,258
Balance at Mar. 31, 2023			88,164	(81,171)	6,993
Balance, shares at Mar. 31, 2023		1,197,258
Fair value of warrants issued:
To consultants for services			182		182
Stock-based compensation expense			459		459
Net loss				(5,528)	(5,528)
Balance at Jun. 30, 2023			88,805	(86,699)	2,106
Balance, shares at Jun. 30, 2023		1,197,258
Fair value of warrants issued:
To consultants for services			(156)		(156)
Stock-based compensation expense			189		189
Net loss				(2,093)	(2,093)
Balance at Sep. 30, 2023			$ 88,838	$ (88,792)	$ 46
Balance, shares at Sep. 30, 2023		1,197,258

[1]	On the respective exercise dates as of December 31, 2021, the aggregate intrinsic value of shares of Common Stock issued upon exercise of stock options amounted to $0.6 million.